Net fee income - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Fee income arising from financial assets not at fair value through profit or loss	$ 6.8	$ 6.8	$ 7.0
Fee expense arising from financial liabilities not at fair value through profit or loss	2.0	2.0	1.9
Fee income arising from trust and fiduciary activities	4.0	3.5	3.5
Fee expense arising from trust and fiduciary activities	$ 0.5	$ 0.4	$ 0.3